Note 7 - Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
2025	$ 0	$ 0
2026	40	0
Lessee, Operating Lease, Liability, to be Paid, Year Three	23	0
Total lease payments	63	0
Less: imputed interest	(3)	0
Total	$ 60	$ 0